Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Global Growth Equity ETF
Entity Central Index Key	0001870116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group Global Growth Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Global Growth Equity ETF
Class Name	Capital Group Global Growth Equity ETF
Trading Symbol	CGGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Global Growth Equity ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGO	$ 56	0.47%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 38.02% on a net asset value (NAV) basis and 37.83% on a market price basis for the year ended May 31, 2026. These results compare with a 30.27% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, global equity markets delivered robust gains despite persistent trade tensions and geopolitical uncertainty. Strong corporate earnings lifted equities to record highs, including those within the U.S. and Japan. Heavy investment in artificial intelligence continued to boost large-cap technology stocks. Meanwhile, energy stocks surged on higher oil prices, driven by the Middle East conflict. Emerging markets also advanced, as strong semiconductor demand supported stocks in South Korea and Taiwan.
Holdings in multiple sectors contributed positively to the portfolio, with information technology being the most additive. Returns from the industrials, health care and materials sectors also supported results. U.S.-based companies, which represent about half of the portfolio, posted gains but lagged the fund’s overall results. Companies in South Korea and Taiwan also made meaningful contributions.
In contrast, the utilities sector in the portfolio was the only detractor during the period. Investments in companies based in Japan, Denmark and the Philippines detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Global Growth Equity ETF (at NAV) 2	38.02%	14.09%
MSCI ACWI (All Country World Index) 3	30.27%	13.94%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,366,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,366
Total number of portfolio holdings	107
Total advisory fees paid (in millions)	$ 38
Portfolio turnover r a te	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On
July 3, 2025
, PricewaterhouseCoopers LLP (“PwC”) was
dismi
ssed and D
el
oitte & Touche LLP was appointed as the f
un
d’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.